Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Expenses And Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
6. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities consist of the following (in thousands):

	December 31,
	2024	2023
Employee compensation	$1,730	$3,311
Research and development expenses	1,935	3,964
Professional fees	2,409	1,221
Other	23	85
Total	$6,097	$8,581